Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and Other Payables
Schedule of Trade and Other Payables
	December 31	December 31
Current liabilities	2022	2021
Falling due within the year
Trade	$1,683	$1,922
Lease liabilities [1]	150	126
Total	$1,833	$2,048

Non-current liabilities
Trade [2]	$–	$804
Lease liabilities [1]	463	561
Total	$463	$1,365
Lease liabilities	2022	2021
Beginning balance	$687	$916
Interest expense	67	67
Effect of modification to lease term	–	(284)
Lease payments	(196)	(267)
Lease recognition	10	268
Lease settlement	–	(5)
Foreign currency translation difference	45	(8)
Ending balance	613	687

Current portion	150	126
Non-current portion	463	561
Total	$613	$687

Schedule of Undiscounted Lease Liabilities
Total
Less than one year	$204
One to five years	480
Later than 5 years	118
Total undiscounted lease liabilities	$802